REVENUE - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 280.6
Within 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 68.5
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations, period	11 years
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations, period	33 years